Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common stock subject to possible redemption [Member]
Numerator:
Allocation of net income (loss)	$ 11,337	$ (58,017)	$ (145,101)	$ 503,233	$ 562,049	$ 5,627,425
Denominator:
Weighted-average shares outstanding	737,525	974,132	767,832	6,183,174	4,866,356	18,975,000
Basic net income (loss) per share	$ 0.02	$ (0.06)	$ (0.19)	$ 0.08	$ 0.12	$ 0.3
Diluted net (loss) income per share	$ 0.02	$ (0.06)	$ (0.19)	$ 0.08	$ 0.12	$ 0.3
Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ 79,840	$ (309,328)	$ (981,486)	$ 422,706	$ 599,861	$ 1,540,313
Denominator:
Weighted-average shares outstanding	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750	5,193,750
Basic net income (loss) per share	$ 0.02	$ (0.06)	$ (0.19)	$ 0.08	$ 0.12	$ 0.3
Diluted net (loss) income per share	$ 0.02	$ (0.06)	$ (0.19)	$ 0.08	$ 0.12	$ 0.3